INCOME FROM SECTION 16 SETTLEMENTS (Details Textual) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Income From Section Sixteen Settlements [Line Items]
Proceeds from Legal Settlements	$ 0	$ 400,000